Long-Term Deferred Expenses	12 Months Ended
Dec. 31, 2013
Goodwill And Intangible Assets Disclosure [Abstract]
Long-Term Deferred Expenses

9. Long-term deferred expenses

Long-term deferred expenses consist of the following:

	Weighted average amortization period	As of December 31,
		2012	2013
Rent of advertising spaces	5 years	$—	$484
Concession approval fees	3 years	—	433

		$—	$917

The amortization of the long-term deferred expenses was allocated to the cost of revenues of $66, $0 and $0 for the years ended December 31, 2013, 2012 and 2011, respectively.